UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-08620

The Milestone Funds

(Exact name of registrant as specified in charter)

115 East Putnam Ave., Greenwich, CT

06830

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd.,  Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

11/30

Date of reporting period:      11/30/11

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL REPORT

NOVEMBER 30, 2011

INTERIM ADVISER

CLS Investments, LLC

TREASURY OBLIGATIONS PORTFOLIO

Letter to Our Shareholders

NOVEMBER 30, 2011

Dear Investors:

2011 marked another new low in short-term interest rates.  The Milestone Funds continued to focus on its conservative investment philosophy and management discipline.  As a cash alternative, the Treasury Obligations Portfolio successfully provided a return of your capital during its seventeenth year of operation.  We want to offer our sincere appreciation to investors who placed their trust and confidence in the Portfolio Management team throughout these challenging times.

Safety, liquidity, competitive performance and exceptional client service remain the core of our business and investment philosophy.  We are proud to provide this Annual Report for 2011, which highlights the results of our conservative, compliance-driven investment philosophy.

As we look ahead to 2012, we remain committed to our mission and values.  We look forward to continuing to work in partnership with you all to address your liquidity objectives and cash management priorities.

Thank you again for investing in the Milestone Funds and feel free to contact us directly to tell us how we can be of service to you.

Best regards,

Marc Pfeffer

CIO

The Milestone Funds

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Treasury Obligations Portfolio
Portfolio Summary
NOVEMBER 30, 2011

PORTFOLIO BREAKDOWN

All data is as of November 30, 2011. The Portfolio breakdown is expressed as a percentage of total investments and may vary over time.

Treasury Obligations Portfolio
Portfolio of Investments
November 30, 2011

	Principal	Interest	Maturity	Value
	Amount	Rate	Date	(note 1)

U.S. Government Obligations - 27.9%

U.S. Treasury Bills *- 11.8%
	$10,000,000	0.11%	1/12/2012	$ 9,999,055
	15,000,000	0.09%	1/19/2012	14,998,775
	10,000,000	0.10%	1/26/2012	9,998,444
	7,500,000	0.08%	5/3/2012	7,497,113
	10,000,000	0.11%	8/23/2012	9,992,611
	10,000,000	0.10%	9/20/2012	9,991,425
				62,477,423
U.S. Treasury Notes - 16.1%
	10,000,000	0.21%	1/15/2012	10,011,192
	20,000,000	0.24%	1/31/2012	20,021,172
	5,000,000	0.16%	3/31/2012	5,071,710
	10,000,000	0.11%	5/15/2012	10,057,514
	10,000,000	0.15%	7/31/2012	10,031,429
	20,000,000	0.16%	9/30/2012	20,035,358
	10,000,000	0.15%	10/31/2012	10,020,969
				85,249,343

Total U.S. Government Obligations (Cost $147,726,766)				147,726,766

Repurchase Agreements - 72.1%

Barclays Capital Management, Inc., dated 11/29/11, repurchase price $44,000,000 (Collateralized by: U.S. Treasury Note:
$44,469,900, 0.625%, 7/15/14; aggregate market value plus accrued interest $44,880,079)

	44,000,000	0.08%	12/6/11	44,000,000

BNP Paribas Securities Corp., dated 11/30/11, repurchase price $100,000,000 (Collateralized by: U.S. Treasury Inflationary Notes, $94,011,600, 0.125%-3.000%, 7/15/12-4/15/16; aggregate market value plus accrued interest $102,000,051)

	100,000,000	0.10%	12/1/11	100,000,000

Merrill Lynch Fenner Pierce & Smith Inc., dated 11/30/11, repurchase price $47,500,000 (Collateralized by: U.S. Treasury Note: $47,656,000, 1.000%, 5/15/14; aggregate market value plus accrued interest $48,450,048)

	47,500,000	0.08%	12/1/11	47,500,000

See notes to financial statements.

Treasury Obligations Portfolio
Portfolio of Investments (Continued)
November 30, 2011

	Principal	Interest	Maturity	Value
	Amount	Rate	Date	(note 1)

Repurchase Agreements - 72.1% (Cont.)
Credit Suisse Securities (USA) LLC, dated 11/30/11, repurchase price $80,000,000 (Collateralized by: U.S. Treasury Notes:
$79,829,500, 1.000%-3.500%, 3/31/12-5/31/13; aggregate market value plus accrued interest $81,605,216)

	$ 80,000,000	0.10%	12/1/11	$ 80,000,000

Societe Generale, dated 11/30/11, repurchase price $110,000,000 (Collateralized by: U.S. Treasury Note: $112,976,800, 1.375%,11/30/18; aggregate market value plus accrued interest $112,200,085)

	110,000,000	0.10%	12/1/11	110,000,000

Total Repurchase Agreements (Cost $381,500,000)				381,500,000

Total Investments (Cost $529,226,766) - 100.0% (a)				529,226,766
Liabilities less other assets - 0.0% **				(70,484)
Net Assets-100.0%				$ 529,156,282

* Coupon rate shown is the discounted rate at time of purchase for U.S. Treasury Bills.
** Represents less than 0.05%
(a) The cost stated also approximates the aggregate cost for Federal income tax purpose.

See notes to financial statements.

Treasury Obligations Portfolio
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2011

ASSETS
Investments, at value and cost	$ 147,726,766
Repurchase agreements, at value and cost	381,500,000
Cash	51,011
Interest receivable	184,591
TOTAL ASSETS	529,462,368

LIABILITIES
Investment advisory fees payable	1,312
Shareholder Services	3,516
Dividends payable	2,374
Accrued expenses and other liabilities	298,884
TOTAL LIABILITIES	306,086
NET ASSETS	$ 529,156,282

Net Assets Consist Of:
Shares of beneficial interest	$ 529,156,282
NET ASSETS	$ 529,156,282

Treasury Obligations Portfolio
STATEMENT OF ASSETS AND LIABILITIES (Continued)
November 30, 2011

Net Asset Value Per Share:
Investor Shares:
Net Assets	$ 53,491,983
Shares of beneficial interest outstanding	53,463,564
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 1.00

Institutional Shares:
Net Assets	$ 240,722,524
Shares of beneficial interest outstanding	240,615,114
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 1.00

Financial Shares:
Net Assets	$ 187,070,170
Shares of beneficial interest outstanding	187,143,370
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 1.00

Premium Shares:
Net Assets	$ 47,871,605
Shares of beneficial interest outstanding	47,932,062
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 1.00

See notes to financial statements.

Treasury Obligations Portfolio
STATEMENT OF OPERATIONS
For the Year Ended November 30, 2011

INVESTMENT INCOME
Interest	$ 1,029,157
TOTAL INVESTMENT INCOME	1,029,157

EXPENSES
Investment advisory fees	743,322
Administrative services fees	292,953
Distribution (12b-1) fees:
Premium Shares	130,265
Shareholder service fees:
Investor Shares	132,478
Institutional Shares	310,129
Financial Shares	164,048
Premium Shares	130,265
Professional fees	109,075
Custodian fees	85,070
Printing and postage expenses	76,215
Transfer agent fees	61,061
Accounting services fees	46,098
Registration fees	38,394
Insurance expense	27,331
Compliance officer fees	25,155
Trustees fees and expenses	10,530
Publication fees	9,169
Other expenses	91,234
TOTAL EXPENSES	2,482,792

Less: Expense Reimbursements/waivers	(1,535,603)

NET EXPENSES	947,189
NET INVESTMENT INCOME	81,968

REALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions	13,911

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 95,879

See notes to financial statements.

Treasury Obligations Portfolio
STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	November 30, 2011	November 30, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$ 81,968	336,589
Net realized gain from security transactions	13,911	18,392
Net increase in net assets resulting from operations	95,879	354,981

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Investor Shares	(1,664)	(3,582)
Institutional Shares	(11,193)	(20,229)
Financial Shares	(14,248)	(25,196)
Premium Shares	(1,726)	(16,787)
From net investment income:
Investor Shares	(1,825)	(1,255)
Institutional Shares	(10,680)	(29,673)
Financial Shares	(67,674)	(291,848)
Premium Shares	(1,789)	(13,813)
Net decrease in net assets from distributions to shareholders	(110,799)	(402,383)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST *
Proceeds from shares sold:
Investor Shares	170,060,284	121,649,198
Institutional Shares	2,928,360,628	4,197,559,745
Financial Shares	3,462,621,078	6,600,678,026
Premium Shares	51,554,714	461,782,313
Net asset value of shares issued in reinvestment of distributions:
Investor Shares	875	1,269
Institutional Shares	3,096	6,826
Financial Shares	16,676	61,193
Payments for shares redeemed:
Investor Shares	(169,382,528)	(162,502,428)
Institutional Shares	(3,052,775,312)	(4,490,317,698)
Financial Shares	(3,796,165,455)	(6,684,155,365)
Premium Shares	(369,669,160)	(484,285,322)
Net derease in net assets from shares of beneficial interest	(775,375,104)	(439,522,243)

TOTAL DECREASE IN NET ASSETS	(775,390,024)	(439,569,645)

NET ASSETS
Beginning of Year	1,304,546,306	1,744,115,951
End of Year **	$ 529,156,282	$ 1,304,546,306
**Includes accumulated net investment loss of:	$ -	$ -
*Share transactions at net asset value of $1.00 per share

See notes to financial statements.

Treasury Obligations Portfolio
FINANCIAL HIGHLIGHTS
	Investor Shares

	Year Ended November 30,
	2011		2010		2009		2008	2007
Net asset value, beginning of year	$ 1.00		$ 1.00		$ 1.00		$ 1.00	$ 1.00

Activity from investment operations:
Net investment income	0.000	(1,2)	0.000	(2)	0.000	(2)	0.017	0.046

Less distributions from:
Net investment income	(0.000)	(2)	(0.000)	(2)	(0.000)	(2)	(0.017)	(0.046)

Net asset value, end of year	$ 1.00		$ 1.00		$ 1.00		$ 1.00	$ 1.00

Total return	0.01%		0.01%		0.02%		1.74%	4.71%

Net assets, at end of year (000s)	$ 53,492		$ 52,814		$ 93,669		$ 164,936	$ 304,798

Ratio of gross expenses to average
net assets (3)	0.55%		0.59%		0.53%		0.47%	0.48%
Ratio of net expenses to average
net assets (4)	0.13%		0.19%		0.35%		0.45%	0.45%
Ratio of net investment income
to average net assets	0.00%	(5)	0.00%	(5)	0.02%		1.92%	4.62%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Amount represents less than $0.01 per share.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(4)	The adviser has agreed to waive additional fees in order to maintain a positive return. The additional waiver, 0.10%, 0.26% and 0.32%
for the periods ended November 30, 2009 through November 30, 2011, respectively, decreased the net expense ratio.
(5) Less than 0.005%.

See notes to financial statements.

Treasury Obligations Portfolio
FINANCIAL HIGHLIGHTS
		Institutional Shares

		Year Ended November 30,
		2011		2010		2009	2008	2007
Net asset value, beginning of year		$ 1.00		$ 1.00		$ 1.00	$ 1.00	$ 1.00

Activity from investment operations:
	Net investment income	0.000	(1,2)	0.000	(2)	0.002	0.020	0.049

Less distributions from:
	Net investment income	(0.000)	(2)	(0.000)	(2)	(0.002)	(0.020)	(0.049)

Net asset value, end of year		$ 1.00		$ 1.00		$ 1.00	$ 1.00	$ 1.00

Total return		0.01%		0.01%		0.16%	1.99%	4.98%

Net assets, at end of year (000s)		$ 240,723		$ 365,139		$ 657,906	$ 606,165	$ 1,381,619

Ratio of gross expenses to average
	net assets (3)	0.34%		0.35%		0.33%	0.30%	0.29%
Ratio of net expenses to average
	net assets (4)	0.13%		0.19%		0.20%	0.20%	0.20%
Ratio of net investment income
	to average net assets	0.00%	(5)	0.01%		0.17%	2.15%	4.85%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Amount represents less than $0.01 per share.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(4)	The adviser has agreed to waive additional fees in order to maintain a positive return. The additional waiver, 0.01% and 0.07%
	for the periods ended November 30, 2010 and November 30, 2011, respectively, decreased the net expense ratio.
(5)	Less than 0.005%.

See notes to financial statements.

Treasury Obligations Portfolio
FINANCIAL HIGHLIGHTS
		Financial Shares

		Year Ended November 30,
		2011		2010	2009	2008	2007
Net asset value, beginning of year		$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00

Activity from investment operations:
	Net investment income	0.000	(1,2)	0.001	0.002	0.020	0.049

Less distributions from:
	Net investment income	(0.000)	(2)	(0.001)	(0.002)	(0.020)	(0.049)

Net asset value, end of year		$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return		0.02%		0.05%	0.21%	2.04%	5.03%

Net assets, at end of year (000s)		$ 187,070		$ 520,606	$ 604,040	$ 763,007	$ 538,914

Ratio of gross expenses to average
	net assets (3)	0.24%		0.20%	0.20%	0.19%	0.18%
Ratio of net expenses to average
	net assets (4)	0.12%		0.15%	0.15%	0.15%	0.15%
Ratio of net investment income
	to average net assets	0.02%		0.05%	0.22%	2.01%	4.91%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Amount represents less than $0.01 per share.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(4)	The adviser has agreed to waive additional fees in order to maintain a positive return. The additional waiver, 0.03%
	for the period ended November 30, 2011, decreased the net expense ratio.

See notes to financial statements.

Treasury Obligations Portfolio
FINANCIAL HIGHLIGHTS
		Premium Shares

		Year Ended November 30,
		2011		2010		2009		2008		2007
Net asset value, beginning of year		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Activity from investment operations:
	Net investment loss	0.000	(1,2)	0.000	(2)	0.000	(2)	0.015		0.044

Less distributions from:
	Net investment income	(0.000)	(2)	(0.000)	(2)	(0.000)	(2)	(0.015)		(0.044)

Net asset value, end of year		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Total return		0.01%		0.01%		0.01%		1.55%		4.52%

Net assets, at end of year (000s)		$ 47,872		$ 365,987		$ 388,501		$ 95,718		$ 96,511

Ratio of gross expenses to average
	net assets (3)	0.70%		0.65%		0.65%		0.65%		0.64%
Ratio of net expenses to average
	net assets (4)	0.13%		0.19%		0.29%		0.64%	(6)	0.64%
Ratio of net investment income
	to average net assets	0.00%		0.00%	(5)	0.00%	(5)	1.53%		4.44%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Amount represents less than $0.01 per share.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(4)	The adviser has agreed to waive additional fees in order to maintain a positive return. The additional waiver, 0.01%, 0.01%, 0.36%,
	0.46% and 0.52% for the periods ended November 30, 2007 through November 30, 2011, respectively, decreased the net expense ratio.
(5)	Less than 0.005%.
(6)	Distribution fee waived represents less than 0.001% for each of the respective periods presented.

See notes to financial statements.

Treasury Obligations Portfolio

Notes To Financial Statements

NOVEMBER 30, 2011

NOTE 1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Milestone Funds (the "Trust") was formed as a Delaware business trust on July 14, 1994. The Trust is registered as an open-end, management investment company under the Investment Company Act of 1940. It currently has one diversified investment portfolio, the Treasury Obligations Portfolio (the "Portfolio") which is authorized to issue an unlimited number of shares of beneficial interest without par value. The Portfolio is currently authorized to issue four classes of shares: Investor Shares, Institutional Shares, Financial Shares and Premium Shares. The Trust commenced the offering of Investor Shares of the Portfolio on December 30, 1994, Institutional Shares on June 20, 1995, Financial Shares on March 13, 1997 and Premium Shares on May 20, 1997. The Trust's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America.

Valuation of Securities - Securities in which the Portfolio invests are valued at amortized cost. Under the amortized cost method, a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium and accretion of market discount are charged to income.

Fair Value Measurement - Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access,

•

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Treasury Obligations Portfolio

Notes To Financial Statements (Continued)

NOVEMBER 30, 2011

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used as of November 30, 2011 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
U.S. Government Obligations	$ -	$ 147,726,766	$ -
Repurchase Agreements	-	381,500,000	-
Total	$ -	$529,226,766	$ -

The Portfolio did not hold any Level 3 securities during the period. There were no significant transfers into or out of Level 1 and 2 during the period. It is the Portfolio’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Refer to the Portfolio of Investments for security classifications.

Repurchase Agreements - The Portfolio may purchase securities from financial institutions subject to the seller's agreement to repurchase and the Portfolio's agreement to resell the securities at par. The investment adviser only enters into repurchase agreements with financial institutions that are primary dealers and deemed to be creditworthy by the investment adviser in accordance with procedures adopted by the Board of Trustees. Securities purchased subject to repurchase agreements are maintained with a custodian of the Portfolio and must have, at all times, an aggregate market value plus accrued interest greater than or equal to the repurchase price. If the market value of the underlying securities falls below 102% of the value of the repurchase price, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.

Security Transactions - Security transactions are recorded on the trade date. Realized gains and losses are recorded on the identified cost basis. The cost of investments for federal income tax purposes at November 30, 2011 is substantially the same as shown on the accompanying portfolio of investments.

Treasury Obligations Portfolio

Notes To Financial Statements (Continued)

NOVEMBER 30, 2011

Multiple Class Allocations - Each share of the Portfolio's four classes represents an undivided, proportionate interest in the Portfolio. All income, expenses (other than class specific expenses), and realized gains or losses are allocated daily to each class of shares based on the relative value of the shares of each class. The Portfolio's class specific expenses include Shareholder Service fees, Distribution fees, Administration fees, certain Transfer Agent fees, and certain registration fees. In addition, there are differences among the classes of shares with respect to the minimum investment required and voting rights affecting each class.

Income Taxes - It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provision has been made for federal income taxes.

Accounting for Uncertainty in Income Taxes requires management of the Portfolio to analyze all open tax years (2008-2011) as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the year ended November 30, 2011, the portfolio did not have a liability for any unrecognized tax benefits. The Portfolio has no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Interest Income and Dividends to Shareholders - Interest income is accrued as earned. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Dividends to shareholders from each class of the Portfolio’s net investment income are declared daily and distributed monthly. Net realized capital gains, unless offset by any available capital loss carryforwards, are distributed at least annually. Net realized capital gains earned by the Portfolio are considered short-term gains for tax purposes. Distributions to shareholders for tax purposes are substantially the same as shown in the Statement of Changes in Net Assets.

Accounting Estimates - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 2. INVESTMENT ADVISORY AND OTHER SERVICES

Milestone Capital Management, LLC, served as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Trust through August 3, 2011. As described more fully below, CLS Investments, LLC (the “Adviser”) was named interim investment adviser to the Portfolio as of August 3, 2011. For its services, the Adviser receives a fee at an annual rate equal to 0.10% of the average daily net assets of the Portfolio. The Adviser waived Advisory fees amounting to $382,462 for the year ended November 30, 2011.

Treasury Obligations Portfolio

Notes To Financial Statements (Continued)

NOVEMBER 30, 2011

The Trust has adopted a Shareholder Service Plan providing that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agents perform certain shareholder services. For these services, the Adviser receives fees at an annual rate of the average daily net assets as follows:

Share Class	Shareholder Servicing Fees
Investor Shares	0.25%
Institutional Shares	0.10%
Financial Shares	0.05%
Premium Shares	0.25%

The Adviser pays the shareholder servicing agents these amounts with respect to shares owned by investors for which the shareholder servicing agents maintain a servicing relationship pursuant to the Shareholder Servicing Agreement.

For the current period, the Adviser has agreed to waive any portion of its Shareholder Service fees and waive or reimburse any other expenses in order to limit the total operating expenses for each share class to as follows:

Share Class	Operating Expenses per Share
Investor Shares	0.45%
Institutional Shares	0.20%
Financial Shares	0.15%
Premium Shares	0.65%

For the year ended November 30, 2011, the Adviser waived and reimbursed expenses as follows:

Share Class	Adviser fee waivers and/or reimbursements
Investor Shares	$(72,921)
Institutional Shares	(309,114)
Financial Shares	(184,841)
Premium Shares	(138,031)

Treasury Obligations Portfolio

Notes To Financial Statements (Continued)

NOVEMBER 30, 2011

For the year ended November 30, 2011, the Adviser received Shareholder Service fees equal to annual rates as follows:

Share Class	Shareholder Service Fee	Expense/ Reimbursed
Investor Shares	0.00%	$132,478
Institutional Shares	0.00%	310,129
Financial Shares	0.00%	164,048
Premium Shares	0.00%	130,265

The Trust has adopted a Distribution Plan for the Premium Shares. The plan provides that the Portfolio may finance activities which are primarily intended to result in the sale of the Premium Shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers who enter into agreements with the Trust. Pursuant to this plan, the Portfolio may incur distribution expenses related to the sale of the Premium Shares at annual rates of up to 0.35% of the average daily net assets of the Premium Shares. For the year ended November 30, 2011, pursuant to this plan, the Adviser charged fees, prior to any waivers, at an annual rate equal to 0.25% of the average daily net assets of the Premium Shares. The plan will only make payment for expenses actually incurred on a first-in, first-out basis. The plan may carry forward for an unlimited number of years any unreimbursed expenses. As of November 30, 2011, there were no unreimbursed expenses.

For the year ended November 30, 2011, distribution fees paid of the average daily net assets were as follows:

Share Class	Distribution Fees
Premium Shares	0.00%

Total distribution fees for the Premium Shares for the year ended December 31, 2011, were $130,265 with waivers of $15,631.

The Adviser also served as administrator (the "Administrator") to the Trust pursuant to an Administration Agreement with the Trust on behalf of the Portfolio. As compensation for services provided under the Administration Agreement, the Administrator receives a monthly fee calculated at the annual rate of 0.04% of the assets of the Portfolio taken as a whole, and allocated to each class based on the number of shareholders in that class, services provided, and other factors. This may result in each class being charged more or less than 0.04% of its respective net assets. As of October 1, 2011, Gemini Fund Services (“GFS”) serves as administrator, (includes Fund Administration and Fund Accounting services) to the Portfolio; receiving a monthly fee at the annual rate of 0.04%* of the assets of the Portfolio.

*GFS is voluntarily waiving 0.02% of the administration fee. This agreement can be terminated at any time.

During the year ended November 30, 2011, the Portfolio paid administration fees attributable to each class as follows:

Share Class	Administration Fees
Investor Shares	$42,949
Institutional Shares	181,502
Financial Shares	59,551
Premium Shares	8,951

The Administration fees reimbursed for the year ended November 30, 2011, were as follows:

Share Class	Administration Fees
Investor Shares	$(16,536)
Institutional Shares	(33,069)
Financial Shares	(12,909)
Premium Shares	(15,631)

In addition, the Administrator has a sub-administration agreement with The Bank of New York Mellon (the “Sub-Administrator”). Under the terms of the sub-administration agreement, the Administrator may delegate certain duties to the Sub-Administrator. For its services, the Sub-Administrator earned from the Administrator $83,835 during the ten months ended September 30, 2011. As of October 1, 2011, the Sub-Administrator contract with The Bank of New York Mellon was terminated.

ALPS Fund Services, Inc. is the Trust’s transfer agent, and ALPS Distributors, Inc. is the dividend disbursing agent, and also the Trust’s Distributor of the Portfolio’s shares, pursuant to a Distribution Agreement with the Trust. The Distributor is an affiliate of the Trust’s transfer agent. The Distributor is reimbursed for all costs and expenses incurred in this capacity but receives no further compensation for its services under the Distribution Agreement.

Treasury Obligations Portfolio

Notes To Financial Statements (Continued)

NOVEMBER 30, 2011

NOTE 3. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended November 30, 2011 and November 30, 2010 were attributed to ordinary income.

As of November 30, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Unrealized Appreciation/ Depreciation	Total Accumulated Earnings
Treasury Obliagtions Portfolio	$ -	$ -	$ -

Permanent book and tax differences, primarily attributable to prior year equalization debits, resulted in reclassification for the Portfolio for the fiscal year ended November 30, 2011 as follows:

Paid	Accumulated Net
in	Realized Gain from
Capital	Security Transactions
$ 7,479	$ (7,479)

NOTE 4. ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective control for Repurchase Agreements”. The objective of ASU 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. The ASU 2011-03 removes the transferor's ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. Management is currently evaluating the impact this disclosure may have on the Fund's financial statements.

In May 2011, the FASB issued Accounting Standards Update ("ASU") No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs".  The ASU will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, the ASU will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the impact this disclosure may have on the Fund's financial statements.

Treasury Obligations Portfolio

Notes To Financial Statements (Continued)

NOVEMBER 30, 2011

NOTE 5. SUBSEQUENT EVENTS

The Portfolios are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Portfolios are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

On December 27, 2011, the Board of Trustees approved, based on management’s recommendation, the reorganization of the Treasury Obligations Portfolio from the Trust to the AdvisorOne Trust. This reorganization was effective January 23, 2012.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of

Treasury Obligations Portfolio of The Milestone Funds

We have audited the accompanying statement of assets and liabilities of the Treasury Obligations Portfolio (the “Fund”), a series of The Milestone Funds, including the portfolio of investments, as of November 30, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended.   These financial statements and financial highlights are the responsibility of the Fund’s management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.   The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.   Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.   Accordingly, we express no such opinion.   An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.   Our procedures included confirmation of securities owned as of November 30, 2011, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.   We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Treasury Obligations Portfolio as of November 30, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

January 30, 2012

Treasury Obligations Portfolio

EXPENSE EXAMPLES

November 30, 2011 (Unaudited)

As a shareholder of the Portfolio, you incur ongoing costs, including advisory fees; administration fees; shareholder service fees; distribution fees (Premium Shares); and other Portfolio expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2011 through November 30, 2011.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Portfolio’s Annualized Expense Ratio	Beginning Account Value 6/1/11	Ending Account Value 11/30/11*	Expenses Paid During Period***	Ending Account Value 11/30/11**	Expenses Paid During Period***
Milestone Treasury Obligations Fund:
Investor Class	0.13%	$1,000.00	$1,000.00	$ 0.64	$1,024.43	$ 0.65
Institutional Class	0.13%	$1,000.00	$1,000.00	$ 0.65	$1,024.41	$ 0.66
Financial Class	0.12%	$1,000.00	$1,000.00	$ 0.63	$1,024.44	$ 0.63
Premium Class	0.13%	$1,000.00	$1,000.00	$ 0.63	$1,024.43	$ 0.64

*Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

**Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

***Annualized.

Treasury Obligations Portfolio

TRUSTEES AND OFFICERS

November 30, 2011 (Unaudited)

Trustees and officers of the Trust and their ages, addresses, positions, principal occupations and other directorships held during the past five years are set forth below.  There is no limit on the length of the term that each Trustee serves.  The address of each Trustee and Officer is, c/o The Milestone Funds, 115 East Putnam Avenue, Greenwich, Connecticut 06830.

Name (Age), Position (year commenced service)	Principal Occupation During the Past Five Years	Other Directorships During the Past Five Years

Interested Persons
Pamela Moffat (55)*	President and Chief Executive Officer of the Adviser since December 2010	None
Trustee since 2010 Chief Executive Officer since 2010
Non Interested Persons
Laura A. Garner (51) Trustee since 2006	Principal, RS Investments (asset management), since 2009. Partner, Grail Partners, LLC, 2007-2009. Business Development Director, Concept Capital (alternative investments), 2003-2007..	None
John D. Gilliam (80) Trustee since 1994 Chairman since 2004	Retired. Former Chief Investment Officer, The Robert Wood Johnson Foundation, Princeton, New Jersey.	None
Nicholas J. Kovich (55) Trustee since 2006	President and Chief Executive Officer, Kovich Capital Management (private asset management), since 2001..	Trustee, Conestoga Funds (one series).

Allen Lee Sessoms (64) Trustee since 1997	President, the University of the District of Columbia, since 2008. Former President, Delaware State University, 2003 to 2008.	None

Officers
Name (Age), Position (year commenced service)	Principal Occupation During the Past Five Years

Marc H. Pfeffer (46)* Chief Financial Officer since 2005	Chief Investment Officer of the Adviser since 2004.
Lisa Hanratty (46) Secretary since 2007	Secretary of the Adviser since March of 2007. Assistant to the Head of the Airlie Group, 1990 to present.
Michael Wagner (60) Chief Compliance Officer since 2007

President, Northern Lights Compliance Services, LLC, 2006-present; Compliance Services Officer, Northstar Financial Services, LLC, 2006-January 2008; Chief Operating Officer, Fund Compliance Services, LLC, 2004-2006; President and Manager, Gemini Fund Services, LLC, 2004-2006; Director of Constellation Trust Company, 2005-2008.

The Portfolio’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-800-941-MILE.

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF AN INTERIM INVESTMENT ADVISORY AGREEMENT AND NEW INVESTMENT ADVISORY AGREEMENT

At a regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of the Milestone Funds (the “Trust”) held on August 3, 2011, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of an Interim Investment Advisory Agreement (“Interim Agreement”) and New Investment Advisory Agreement (“New Agreement”) between the Trust and CLS Investments, LLC (“CLS” or the “Adviser”).

The Board reviewed information related to the proposed approval of the Interim Agreement and the New Agreement with CLS, including (a) the investment performance of the Fund, a peer group of funds and appropriate indices; (b) the Adviser’s personnel and resources; and (c) comparative fees and expenses of a peer group of funds.  The Board deliberations included a consideration of the following:

Nature, Extent and Quality of Services.  The Board reviewed materials provided by CLS related to the Interim Agreement and New Agreement with the Trust, including CLS’s ADV, a description of the manner in which investment decisions are made and executed, a review of the professional personnel performing services for the Fund, including the team of individuals that primarily monitor and execute the investment process, and an organization chart of CLS and its parent company.  The Board discussed the extent of CLS’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Board received satisfactory responses from representatives of CLS with respect to a series of important questions, including: whether CLS was involved in any lawsuits or pending regulatory actions; whether CLS’s management of other accounts would conflict with its management of the Fund; and whether CLS has procedures in place to adequately allocate trades among its respective clients.  The Board reviewed the description provided by CLS of its practices for monitoring compliance with the Fund’s investment limitations and noted that CLS’s CCO periodically reviews the portfolio managers’ performance of their duties to ensure compliance under the Adviser’s compliance program.   The Board also noted that CLS currently acts as investment adviser to ten portfolios of AdvisorOne Funds and sub-adviser for several other funds, and has $3.49 billion in managed assets as of June 30, 2011. The Board gave special recognition to Mr. Marc Pfeffer’s continuation as the Fund’s portfolio manager and the representations that the Fund would continue to be advised and operated the same as it has been.    The Board then reviewed the capitalization of CLS based on financial statements provided by CLS and concluded that CLS was sufficiently well-capitalized to meet its obligations to the Fund.  The Board concluded that CLS will provide quality advisory services in a manner that is consistent with the Board's expectations.

Performance.  The Board reviewed information on CLS’ investment performance, noting that CLS has not managed a money market fund.  The Board considered CLS’ representation that, in all material ways, the Fund would continue to be managed and operated under the same investment strategies, policies and limitations that were currently in effect, and that Mr. Pfeffer would remain the Fund’s portfolio manager. The Board also reviewed CLS’ performance related to the other registered Funds it managed.   The Board concluded that the Adviser’s past performance was reasonable.

Fees and Expenses.  The Board reviewed the advisory fees and expense ratios and noted that CLS would receive the same advisory fee that the Fund currently paid to its former investment adviser, Milestone Capital Management, LLC and considered CLS’ commitment to maintain current operating expense caps and yield stabilization efforts.

Economies of Scale. The Board also noted that the acquiring fund would be a series in a larger fund complex which could provide greater growth opportunities and that with such growth, shareholders of the acquiring fund should benefit from certain economies of scale, which likely will result in lower fund expenses over time.

Profitability.  The Board considered the profits realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  It also considered the income and other benefits realized by the Adviser and its affiliates from other activities related to the Fund.  As stated in the materials provided, the Adviser reported it would not receive payments from the Fund other than for advisory fees paid pursuant to the advisory agreement and the Funds’ prospectus.   The Board concluded that the Adviser’s level of profitability from its relationship with the Fund would not be excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Interim Investment Advisory Agreement and New Investment Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the Interim Investment Advisory Agreement and New Agreement was in the best interests of the Fund and its shareholders

The Milestone Funds Privacy Policy

Protecting the Privacy of Information

The Milestone Funds respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. They are not permitted to use or share this  information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to “opt-out” of certain information sharing with companies which are not affiliated with that financial institution. The Milestone Funds do not share information with other companies for purposes of marketing solicitations for products other than the Milestone Funds. Therefore, The Milestone Funds do not provide opt-out options to their shareholders.

An investment in the Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. government or any other government agency. Thus, while the Portfolio seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so. It is possible to lose money by investing in the Portfolio.

Adviser

CLS Investments, LLC

4020 South 147th Street

Omaha, NE 68137

Administrator

Gemini Fund Services

450 Wireless Blvd.

Hauppauge, NY 11788

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

800-363-7660

Transfer Agent

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

800-363-7660

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Legal Counsel

Kramer, Levin, Naftalis & Frankel

1177 Avenue of the Americas

New York, NY 10036

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, PA 19103

This report is authorized for distribution only to current shareholders and to others who have received a copy of The Milestone Funds prospectus.

A description of the Funds proxy voting policies and procedures is available without charge and

Upon request by calling the Milestone Funds at (800) 941-MILE or by accessing the

Securities and Exchange Commission’s (“Commission”) website at http://www.sec.gov.

Information regarding hoe the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by calling The Milestone Funds at (800) 941-MILE or accessing the Funds’ Form N-PX on the Commission’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the commission for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at http://www.sec.gov.  The Fund’s Form N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800)-SEC-0330.

The Milestone Treasury Obligations Portfolio

115 East Putnam Avenue, Greenwich, CT 06830

800-941-MILE

Item 2. Code of Ethics.

(a)

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)

Not applicable.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)

Not applicable.

(f)

Not applicable.

Item 3. Audit Committee Financial Expert.

(a)

The registrant’s Board of Trustees has determined that it has two audit committee financial experts serving on its audit committee, each of whom is an “independent” Trustee: John D. Gilliam, and Allen Lee Sessoms.  Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2011

$ 17,000

FY 2010

$ 33,000

(b)

Audit-Related Fees

FY 2011

$ 2,000

FY 2010

$ 2,700

Nature of the fees:

(c)

Tax Fees

FY 2011

$ 0

FY 2010

$ 0

Nature of the fees:

Preparation of federal and state tax returns and review of dividend calculations.

(d)

All Other Fees

Registrant

Adviser

FY 2011

$ 0

$ 0

FY 2010

$ 0

$ 0

Nature of the fees:

(e)

(1)

Audit Committee’s Pre-Approval Policies

Per Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the Audit, Audit-Related, Tax and Other Fees of the Registrant.

(2)

Percentages of 2011 Services Approved by the Audit Committee

100% of services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.

(f)

No response required.

(g)

The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Funds, the Advisor or any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the registrant (except for any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) that directly impacted the Funds for the period from December 1, 2010 to November 30, 2011 were $0.

(h)

Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3)

Not applicable.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Milestone Funds

By (Signature and Title)

       Andrew Rogers, Interm President

Date

2/6/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

        Andrew Rogers, Interm President

Date

2/6/12

By (Signature and Title)

       Marc H. Pfeffer, Chief Financial Officer

Date

2/6/12